SUBSEQUENT EVENTS (Details) - CNY (¥)	1 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Jul. 31, 2015	Apr. 30, 2016
China Development Bank
SUBSEQUENT EVENTS
Duration of the agreement			5 years
Aggregate borrowing capacity			¥ 1,500,000,000
Subsequent Event | Short-term borrowing with an automobile financing company
SUBSEQUENT EVENTS
Principal amount		¥ 103,037,680
Interest rate (as a percent)		5.20%
Subsequent Event | Short-term notes receivable, through entrusted bank loans | Shanghai Chenghuan
SUBSEQUENT EVENTS
Notes receivable from Shanghai Chenghuan, through entrusted bank loans		¥ 50,000,000
Period of the option to convert its creditor rights into equity interests after commencement		1 year
Interest rate		7.75%
Subsequent Event | Line of Credit
SUBSEQUENT EVENTS
Principal amount				¥ 50,000,000
Interest rate (as a percent)				4.35%
Subsequent Event | Line of Credit | China Development Bank
SUBSEQUENT EVENTS
Aggregate amount drew down		¥ 220,000,000
Principal and interest payment period		3 years
Initial interest rate (as a percent)		5.23%
Subsequent Event | Short-term loan facility guaranteed by the founder
SUBSEQUENT EVENTS
Aggregate borrowing capacity	¥ 25,000,000
Initial interest rate (as a percent)	4.698%